Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Preparation [Abstract]
Schedule of Exchange Rates of Main Foreign Currencies
The table below shows the exchange rates compared to the Euro of the main foreign currencies used by the Group.

	Average for the six months ended June 30, 2025	At June 30, 2025	At December 31, 2024	Average for the six months ended June 30, 2024	At June 30, 2024
U.S. Dollar	1.093	1.172	1.039	1.081	1.071
Swiss Franc	0.941	0.935	0.941	0.962	0.963
Chinese Renminbi	7.924	8.397	7.583	7.801	7.775
Pound Sterling	0.842	0.856	0.829	0.855	0.846
Hong Kong Dollar	8.517	9.200	8.069	8.454	8.359
Singapore Dollar	1.446	1.494	1.416	1.456	1.451
United Arab Emirates Dirham	4.013	4.304	3.815	3.971	3.931
Japanese Yen	162.120	169.170	163.060	164.461	171.940
South Korea Won	1,556.502	1,588.210	1,532.150	1,460.315	1,474.860